Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of Total Depreciation is Composed - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Depreciation is Composed [Abstract]
Depreciation of property, plant and equipment	S/ 54,335	S/ 52,308	S/ 70,780
Depreciation related to right-of-use assets	17,834	18,709	23,699
Depreciation related to investment property	3,857	3,971	4,316
Sub total Continuous operations	76,026	74,988	98,795
(-) Depreciation discontinued operations			(11,307)
Depreciation of property, plant and equipment total	S/ 76,026	S/ 74,988	S/ 87,488